Interests in joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Schedule of Changes in Groups Interest in a Joint Venture
The following table provides the change in the Group’s interest in a joint venture during the years ended 31 December 2025 and 2024:

	2025	2024
Balance at 1 January	—	18,494
Share in losses	—	—
Sale of shares in joint venture	—	(18,494)
Translation difference	—	—
Balance at 31 December	—	—